                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01792

                              Van Kampen Pace Fund
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 6/30

Date of reporting period: 3/31/06
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Item 1. Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Van Kampen Pace Fund
PORTFOLIO OF INVESTMENTS MARCH 31, 2006 (UNAUDITED)

                                                                                             NUMBER OF
DESCRIPTION                                                                                   SHARES                VALUE
COMMON STOCKS    98.6%
AIR FREIGHT & LOGISTICS    3.6%
C.H. Robinson Worldwide, Inc.                                                                  559,361          $   27,459,032
Expeditors International Washington, Inc.                                                      318,554              27,519,880
                                                                                                                --------------
                                                                                                                    54,978,912
                                                                                                                --------------

ASSET MANAGEMENT & CUSTODY BANKS    3.0%
Ameriprise Financial, Inc.                                                                     524,500              23,633,970
Legg Mason, Inc.                                                                               176,100              22,070,613
                                                                                                                --------------
                                                                                                                    45,704,583
                                                                                                                --------------

BIOTECHNOLOGY    2.9%
Genentech, Inc. (a)                                                                            269,685              22,791,079
Gilead Sciences, Inc. (a)                                                                      354,600              22,063,212
                                                                                                                --------------
                                                                                                                    44,854,291
                                                                                                                --------------

BROADCASTING & CABLE TV    2.0%
Grupo Televisa S.A. - ADR (Mexico)                                                           1,499,600              29,842,040
                                                                                                                --------------

CASINOS & GAMING    1.5%
International Game Technology                                                                  643,629              22,668,613
                                                                                                                --------------

COMPUTER HARDWARE    3.7%
Apple Computer, Inc. (a)                                                                       325,926              20,442,079
Dell, Inc. (a)                                                                               1,215,527              36,174,084
                                                                                                                --------------
                                                                                                                    56,616,163
                                                                                                                --------------

CONSTRUCTION MATERIALS    1.5%
Cemex S.A. de C.V. - ADR (Mexico)                                                              355,500              23,207,040
                                                                                                                --------------

CONSUMER FINANCE    2.4%
American Express Co.                                                                           698,100              36,685,155
                                                                                                                --------------

DATA PROCESSING & OUTSOURCED SERVICES    4.7%
First Data Corp.                                                                               629,800              29,487,236
Iron Mountain, Inc. (a)                                                                        497,784              20,279,720
Paychex, Inc.                                                                                  543,710              22,650,959
                                                                                                                --------------
                                                                                                                    72,417,915
                                                                                                                --------------

DEPARTMENT STORES    3.4%
Sears Holdings Corp. (a)                                                                       395,282              52,272,092
                                                                                                                --------------


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
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES    2.3%
Corporate Executive Board Co.                                                                  347,251              35,037,626
                                                                                                                --------------

EDUCATION SERVICES    2.0%
Apollo Group, Inc., Class A (a)                                                                580,853              30,500,591
                                                                                                                --------------

FERTILIZERS & AGRICULTURAL CHEMICALS    4.5%
Monsanto Co.                                                                                   811,263              68,754,539
                                                                                                                --------------

GAS UTILITIES    1.3%
Questar Corp.                                                                                  284,409              19,922,850
                                                                                                                --------------

HEALTH CARE EQUIPMENT    1.2%
St. Jude Medical, Inc. (a)                                                                     434,042              17,795,722
                                                                                                                --------------

HEALTH CARE SUPPLIES    2.2%
Alcon, Inc. (Switzerland)                                                                      157,904              16,463,071
Dade Behring Holdings, Inc.                                                                    469,089              16,751,168
                                                                                                                --------------
                                                                                                                    33,214,239
                                                                                                                --------------

HOME ENTERTAINMENT SOFTWARE    2.6%
Electronic Arts, Inc. (a)                                                                      717,521              39,262,749
                                                                                                                --------------

HOMEBUILDING    1.5%
Pulte Homes, Inc.                                                                              581,772              22,351,680
                                                                                                                --------------

HOTELS, RESORTS & CRUISE LINES    2.6%
Carnival Corp.                                                                                 827,447              39,196,164
                                                                                                                --------------

HUMAN RESOURCE & EMPLOYMENT SERVICES    1.6%
Monster Worldwide, Inc. (a)                                                                    485,690              24,216,503
                                                                                                                --------------

HYPERMARKETS & SUPER CENTERS    3.9%
Costco Wholesale Corp.                                                                       1,100,026              59,577,408
                                                                                                                --------------

INTERNET RETAIL    1.9%
Amazon.com, Inc. (a)                                                                           784,922              28,657,502
                                                                                                                --------------

INTERNET SOFTWARE & SERVICES    12.2%
eBay, Inc. (a)                                                                               1,652,065              64,529,659
Google, Inc., Class A (a)                                                                      179,589              70,039,710
Yahoo!, Inc. (a)                                                                             1,621,380              52,305,719
                                                                                                                --------------
                                                                                                                   186,875,088
                                                                                                                --------------

MANAGED HEALTH CARE    2.4%
UnitedHealth Group, Inc.                                                                       657,487              36,727,224
                                                                                                                --------------

OIL & GAS EXPLORATION & PRODUCTION    6.0%
Southwestern Energy Co. (a)                                                                    565,113              18,190,988
Ultra Petroleum Corp. (a)                                                                    1,189,057              74,090,142
                                                                                                                --------------
                                                                                                                    92,281,130
                                                                                                                --------------

OTHER DIVERSIFIED FINANCIAL SERVICES    4.3%
Brookfield Asset Management, Inc., Class A (Canada)                                          1,192,134              65,638,898
                                                                                                                --------------

PROPERTY & CASUALTY INSURANCE    2.7%
Berkshire Hathaway, Inc., Class B (a)                                                           13,931              41,960,172
                                                                                                                --------------

PUBLISHING    3.6%
Getty Images, Inc. (a)                                                                         330,190              24,724,627
McGraw-Hill Cos., Inc.                                                                         531,900              30,648,078
                                                                                                                --------------
                                                                                                                    55,372,705
                                                                                                                --------------

SEMICONDUCTORS    1.3%
Marvell Technology Group Ltd. (Bermuda) (a)                                                    375,290              20,303,189
                                                                                                                --------------

SPECIALIZED FINANCE    3.5%
Chicago Mercantile Exchange                                                                     69,439              31,073,953
Moody's Corp.                                                                                  323,454              23,114,023
                                                                                                                --------------
                                                                                                                    54,187,976
                                                                                                                --------------

TOBACCO    1.9%
Altria Group, Inc.                                                                             408,004              28,911,163
                                                                                                                --------------

WIRELESS TELECOMMUNICATION SERVICES    4.4%
America Movil SA de CV, Ser L - ADR (Mexico)                                                 1,320,512              45,240,741
Crown Castle International Corp. (a)                                                           789,362              22,378,413
                                                                                                                --------------
                                                                                                                    67,619,154
                                                                                                                --------------

TOTAL LONG-TERM INVESTMENTS    98.6%
   (Cost $1,298,569,164)                                                                                         1,507,611,076

REPURCHASE AGREEMENT    1.4%
State Street Bank & Trust Co. ($21,586,000 par collateralized by
U.S. Government obligations in a pooled cash account, interest rate
of 4.72%, dated 03/31/06, to be sold on 04/03/06 at $21,594,490)                                                    21,586,000
                                                                                                                --------------
   (Cost $21,586,000)

TOTAL INVESTMENTS    100.0%
   (Cost $1,320,155,164)                                                                                         1,529,197,076

LIABILITIES IN EXCESS OF OTHER ASSETS    0.0%                                                                         (587,625)
                                                                                                                --------------

NET ASSETS    100.0%                                                                                            $1,528,609,451
                                                                                                                ==============
        Percentages are calculated as a percentage of net assets.
(a)     Non-income producing security as this stock currently does not declare dividends.
ADR   - American Depositary Receipt


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Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Pace Fund


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 18, 2006


By: /s/ Phillip G. Goff
    ---------------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: May 18, 2006